Dividends - Total coupons on capital securities classified as equity (Details) € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£)		Dec. 31, 2021 GBP (£)		Jun. 30, 2021 GBP (£)		Jun. 30, 2022 EUR (€)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	£ 61	[1]	£ 136	[2]	£ 59	[3]
Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	59		136		58
EUR 1,900m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,900
EUR 1,900m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	0		84		0
EUR 235m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount | €							235
EUR 235m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	11		1		11
EUR 300m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount | €							300
EUR 300m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	10		0		10
GBP 555m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount	555
GBP 555m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	28		0		28
GBP 500m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount	500
GBP 500m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	0		24		0
EUR 250m undated subordinated resettable additional Tier 1 instrument 2019
Disclosure Of Other Equity [Line Items]
Notional amount | €							250
EUR 250m undated subordinated resettable additional Tier 1 instrument 2019 | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	0		7		0
GBP 431m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount	431
GBP 431m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	0		20		0
EUR 200m undated subordinated resettable additional Tier 1 instrument
Disclosure Of Other Equity [Line Items]
Notional amount | €							200
EUR 200m undated subordinated resettable additional Tier 1 instrument | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	8		0		9
EUR 250m undated subordinated resettable additional tier 1 instrument 2022
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 250
EUR 250m undated subordinated resettable additional tier 1 instrument 2022 | Other equity instruments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	£ 2		£ 0		£ 0

[1]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.
[2]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.
[3]	The dividends to the parent company are the coupons payment on additional tier 1 instruments.